INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

14.       INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

The Company’s fully-owned subsidiary, Trina Solar (Hong Kong) Enterprise Limited (“THK”) was subject to Hong Kong profit tax at a rate of 16.5% in 2011, 2012 and 2013. No Hong Kong profit tax has been provided as THK has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

The Company’s fully-owned subsidiary, Trina Solar Singapore Pte. Ltd. (“TSI”) and Trina Solar Energy Development Pte. Ltd. (“TED”) were subject to Singapore profit tax at a rate of 17% in 2011. In 2012 and 2013, TSI is subject to Singapore profit tax at a rate of 17% and TED is subject to a preferential Singapore profit tax at an effective rate of 5%, respectively. No Singapore profit tax has been provided as TSI and TED did not have assessable profit that was earned in or derived from Singapore during the year presented.

Switzerland

The statutory tax rate in Switzerland is 27.8%. The Company’s fully owned subsidiary, Trina Solar (Schweiz) AG (“TSW”) was subject to a preferential Switzerland profit tax at an effective rate of 7.65%, 7.65%, and 10.12% in 2011, 2012 and 2013, respectively, pursuant to approved tax ruling.

Luxemburg

The statutory tax rate in Luxemburg is 28.8%. The Company’s fully owned subsidiary, Trina Solar (Luxembourg) S.A.R.L. (“TLB”) has filed all necessary documents to obtain the ruling of participation exemption on the gain in Luxembourg. Management is of the view that TLB will obtain the participation exemption ruling which will entitle it to tax rate of 0% for the capital gains on the disposal of projects.

United States

The Company’s subsidiaries incorporated in the United States were subject to United States income tax at a combined federal and state tax rate of 40% in 2011, 2012 and 2013, respectively.

Japan

The Company’s fully owned subsidiary, Trina Solar (Japan) Limited (“TJP”) was subject to Japan profit tax at a rate of 40% in 2011, 2012 and 2013, respectively.

Germany

The Company’s fully owned subsidiary, Trina Solar (Germany) GmbH (“TGM”) was subject to Germany profit tax at a rate of 32.9% in 2011, 2012 and 2013, respectively.

Italy

The Company’s subsidiaries incorporated in Italy were subject to Italian profit tax at a rate of 31.4% in 2011, 2012 and 2013, respectively.

Spain

The Company’s fully owned subsidiary, Trina Solar (Spain) S.L.U. (“TSP”) was subject to Spanish profit tax at a rate of 30.0% in 2011, 2012 and 2013, respectively.

PRC

Under PRC’s Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25%, and the EIT rate shall be reduced to 15% for state-encouraged High and New Technology Enterprises (“HNTE”). The Company’s PRC subsidiaries are subject to income tax at 25%, unless otherwise specified. Trina China obtained a HNTE certificate in 2008 and was therefore entitled to a reduced EIT rate of 15% from 2008 to 2010. In 2011, Trina China renewed the HNTE certificate and therefore is subject to income tax rate at 15% from 2011 to 2013. Trina China’s applicable income tax rate from January 1, 2014 onwards is 25% unless it requalifies as a HNTE. TST obtained a HNTE certificate in 2011 and is therefore entitled to a reduced EIT rate of 15% from 2011 to 2013. Management is of the view that TST will continue its HNTE status upon renewal for another three years from 2014 to 2016.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 ($15,900) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2008 through 2013 on non-transfer pricing matters, and from 2003 through 2013 on transfer pricing matters.

As of January 1, 2013 and for the year ended December 31, 2013, the Company has no unrecognized tax benefits relating to uncertain tax positions. Also, the Company does not expect that the amount of unrecognized tax benefits will increase significantly within the next 12 months.

The operating results before income tax and the provision for income taxes by tax jurisdictions for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Years ended December 31,
	2011	2012	2013
	$	$	$

Income (loss) before income taxes:
PRC	(3,556,550)	(185,318,162)	(42,539,327)
Switzerland	(5,581,319)	(51,593,606)	(30,799,509)
United States	1,023,440	(36,911,818)	5,798,384
Other jurisdictions	(22,396,194)	(18,137,013)	(17,725,779)

Total loss before income taxes	(30,510,623)	(291,960,599)	(85,266,231)

Current tax expense:
PRC	7,416,997	1,946,775	149,516
Switzerland	—	(4,327,859)	4,441,146
United States	3,249,978	876,505	(2,370,118)
Other jurisdictions	1,222,253	358,423	2,387,945
Total current tax expense (benefit)	11,889,228	(1,146,156)	4,608,489

Deferred tax (benefit) expense:
PRC	(1,742,264)	(27,888,483)	(20,077,224)
Switzerland	534,770	762,913	(1,230,256)
United States	(2,834,865)	3,211,018	—
Other jurisdictions	(537,250)	(344,364)	3,668,600
Total deferred tax benefit	(4,579,609)	(24,258,916)	(17,638,880)

Total income taxes expense (benefit)	7,309,619	(25,405,072)	(13,030,391)

A reconciliation between the PRC statutory income tax rate of 25% and the effective income tax rate computed by income tax expense (benefit) and loss before income taxes reported in the consolidated statements of operations is as follows:

	Years ended December 31,
	2011	2012	2013

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Tax rate differential for entities in non-PRC jurisdictions	(18.2)%	(1.5)%	(9.1)%
PRC tax rate differential, preferential rate	(21.9)%	(0.4)%	(2.6)%
Change in tax rate	(2.8)%	—	0.3%
Transfer pricing settlement in 2011	(6.2)%	—	—
Tax effect of permanent differences	(0.4)%	0.3%	(2.1)%
Change in valuation allowance	0.5%	(15.5)%	3.8%
Others	—	0.8%	—
	(24.0)%	8.7%	15.3%

The principal components of deferred income tax assets are as follows:

	Years ended December 31,
	2012	2013
	$	$
Deferred tax assets:
Bad debts provision	18,584,579	22,321,714
Accrued expenses	7,242,862	7,412,564
Government subsidy	5,120,021	5,195,226
Inventory write-down	12,634,284	14,725,522
Advance to suppliers provision	3,222,258	4,743,039
Warranty provision	15,655,062	20,434,130
Net operating loss carryforwards	44,525,527	45,569,006
Others	2,482,504	7,177,713

Total gross deferred tax assets	109,467,097	127,578,914

Valuation allowance on deferred tax assets	(55,702,812)	(52,475,082)
Deferred tax assets, net of valuation allowance	53,764,285	75,103,832

Deferred tax liabilities:
Unrealized foreign exchange gain	—	(3,700,667)
Total deferred tax liabilities	—	(3,700,667)

Net deferred tax assets	53,764,285	71,403,165
Analysis as:
Current deferred tax assets	12,716,521	24,202,561
Noncurrent deferred tax assets	41,047,764	50,901,271
Current deferred tax liabilities, included in accrued expenses and other current liabilities	—	(3,700,667)
Total	53,764,285	71,403,165

The following table presents the movement of the valuation allowance for deferred tax assets:

	At December 31,
	2011	2012	2013
	$	$	$

Balance, beginning of the year	10,342,795	10,544,364	55,702,812
Addition (deduction) during the year	201,569	45,158,448	(3,227,730)
Balance, end of the year	10,544,364	55,702,812	52,475,082

In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. As of December 31, 2013, the valuation allowance of $52,475,082 was related to the deferred income tax assets of Trina China, TST and certain subsidiaries in Europe and United States. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liability, projected future taxable income and tax planning strategies in making this assessment.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible or can be utilized, management believes it is more likely than not that the deferred tax asset, net of the valuation allowance as of December 31, 2013, will be realized. However, the amount of the deferred tax assets considered realizable could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The net operating losses carryforwards of the Company’s PRC subsidiaries amounted to $ 111,764,321 as of December 31, 2013, which will expire if unused by December 31, 2018. The net operating losses carryforwards of the Company’s subsidiary in Switzerland amounted to $64,139,369 as of December 31, 2013, which will expire if unused by December 31, 2020.

The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized a deferred tax liability of $18.7 million for the undistributed earnings of approximately $187.0 million of the PRC-resident enterprise as of December 31, 2013, as the Company plans to reinvest these earnings indefinitely in the PRC.